Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Contrafund® Portfolio
March 31, 2022
VIPCON-NPRT1-0522
1.799865.118
Common Stocks - 96.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 12.6%
Entertainment - 2.0%
Activision Blizzard, Inc.	735,000	58,880,850
Netflix, Inc. (a)	875,999	328,140,465
The Walt Disney Co. (a)	261,358	35,847,863
Universal Music Group NV	616,900	16,511,772
Warner Music Group Corp. Class A	170,500	6,453,425
		445,834,375
Interactive Media & Services - 10.5%
Alphabet, Inc.:
Class A (a)	3,300	9,178,455
Class C (a)	542,904	1,516,325,443
Bumble, Inc. (a)(b)	247,400	7,169,652
CarGurus, Inc. Class A (a)	1,500	63,690
Meta Platforms, Inc. Class A (a)	3,412,113	758,717,447
Snap, Inc. Class A (a)	158,400	5,700,816
Zoominfo Technologies, Inc. (a)	145,800	8,710,092
		2,305,865,595
Media - 0.1%
Liberty Media Corp. Liberty Formula One Group Series C (a)	333,227	23,272,574
TOTAL COMMUNICATION SERVICES		2,774,972,544
CONSUMER DISCRETIONARY - 11.0%
Automobiles - 0.6%
General Motors Co. (a)	748,600	32,743,764
Harley-Davidson, Inc.	57,900	2,281,260
Hyundai Motor Co.	128,600	18,932,298
Rad Power Bikes, Inc. (a)(c)(d)	401,674	3,849,563
Rivian Automotive, Inc.	61,912	2,954,936
Tesla, Inc. (a)	21,800	23,491,680
Toyota Motor Corp.	2,551,800	46,029,380
XPeng, Inc. Class A	330,267	4,545,393
		134,828,274
Distributors - 0.1%
LKQ Corp.	157,200	7,138,452
Pool Corp.	58,000	24,525,300
		31,663,752
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A (a)	328,000	56,337,280
Booking Holdings, Inc. (a)	500	1,174,225
Chipotle Mexican Grill, Inc. (a)	8,985	14,214,540
Hilton Worldwide Holdings, Inc. (a)	260,400	39,513,096
Marriott International, Inc. Class A (a)	384,100	67,505,575
		178,744,716
Household Durables - 0.3%
D.R. Horton, Inc.	250,000	18,627,500
Lennar Corp. Class A	197,844	16,058,997
NVR, Inc. (a)	3,000	13,401,810
Tempur Sealy International, Inc.	790,000	22,056,800
		70,145,107
Internet & Direct Marketing Retail - 5.4%
Amazon.com, Inc. (a)	342,202	1,115,561,410
Cazoo Group Ltd. Class A (a)	672,093	1,854,977
Chewy, Inc. (a)	26,200	1,068,436
Coupang, Inc. Class A (a)(b)	1,125,995	19,907,592
Deliveroo PLC Class A (a)(e)	1,290,300	1,910,268
Doordash, Inc. (a)	79,225	9,284,378
eBay, Inc.	717,200	41,066,872
Wayfair LLC Class A (a)	12,900	1,429,062
Zomato Ltd. (a)(c)	3,953,000	3,856,286
		1,195,939,281
Leisure Products - 0.0%
Thule Group AB (e)	55,400	2,209,542
Multiline Retail - 0.5%
Dollar General Corp.	350,000	77,920,500
Dollar Tree, Inc. (a)	113,900	18,241,085
Dollarama, Inc.	48,600	2,756,261
Kohl's Corp.	53,500	3,234,610
		102,152,456
Specialty Retail - 2.8%
Academy Sports & Outdoors, Inc.	434,753	17,129,268
AutoZone, Inc. (a)	33,500	68,493,430
Dick's Sporting Goods, Inc.	214,729	21,477,195
Fanatics, Inc. Class A (c)(d)	232,280	15,757,875
Lowe's Companies, Inc.	410,000	82,897,900
National Vision Holdings, Inc. (a)	158,300	6,897,131
O'Reilly Automotive, Inc. (a)	142,400	97,538,304
The Home Depot, Inc.	843,160	252,383,083
TJX Companies, Inc.	123,354	7,472,785
Tractor Supply Co.	46,000	10,735,020
Ulta Beauty, Inc. (a)	9,800	3,902,556
Williams-Sonoma, Inc.	150,300	21,793,500
		606,478,047
Textiles, Apparel & Luxury Goods - 0.5%
Allbirds, Inc. Class A	163,400	982,034
Deckers Outdoor Corp. (a)	18,759	5,135,651
Dr. Martens Ltd.	1,921,300	6,027,111
NIKE, Inc. Class B	726,730	97,788,789
On Holding AG	97,500	2,460,900
		112,394,485
TOTAL CONSUMER DISCRETIONARY		2,434,555,660
CONSUMER STAPLES - 3.5%
Beverages - 0.3%
Anheuser-Busch InBev SA NV	116,600	6,971,294
Diageo PLC	443,994	22,521,408
Keurig Dr. Pepper, Inc.	32,000	1,212,800
PepsiCo, Inc.	114,570	19,176,727
The Coca-Cola Co.	294,700	18,271,400
		68,153,629
Food & Staples Retailing - 1.8%
Albertsons Companies, Inc.	38,800	1,290,100
Costco Wholesale Corp.	660,101	380,119,161
Kroger Co.	20,600	1,181,822
Walmart, Inc.	145,000	21,593,400
		404,184,483
Food Products - 0.0%
Nestle SA (Reg. S)	9,650	1,254,680
The Vita Coco Co., Inc. (b)	72,100	646,016
		1,900,696
Household Products - 0.6%
Procter & Gamble Co.	875,200	133,730,560
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	594,609	161,923,923
L'Oreal SA (a)	19,100	7,629,406
Olaplex Holdings, Inc.	162,913	2,546,330
		172,099,659
TOTAL CONSUMER STAPLES		780,069,027
ENERGY - 1.5%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	35,400	1,288,914
Halliburton Co.	1,176,072	44,537,847
		45,826,761
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd.	607,400	37,610,554
Cenovus Energy, Inc. (Canada)	77,200	1,286,924
Cheniere Energy, Inc.	106,100	14,710,765
Chevron Corp.	97,600	15,892,208
ConocoPhillips Co.	312,900	31,290,000
Continental Resources, Inc.	20,600	1,263,398
Devon Energy Corp.	274,100	16,207,533
Diamondback Energy, Inc.	115,300	15,805,324
EOG Resources, Inc.	194,400	23,178,312
Exxon Mobil Corp.	115,600	9,547,404
Hess Corp.	146,756	15,708,762
Occidental Petroleum Corp.	134,100	7,608,834
PDC Energy, Inc.	465,000	33,796,200
Phillips 66 Co.	17,100	1,477,269
Pioneer Natural Resources Co.	107,900	26,978,237
Reliance Industries Ltd.	862,181	29,760,797
Suncor Energy, Inc.	39,300	1,279,454
		283,401,975
TOTAL ENERGY		329,228,736
FINANCIALS - 13.9%
Banks - 3.1%
Bank of America Corp.	5,263,847	216,975,773
JPMorgan Chase & Co.	1,915,239	261,085,380
Kotak Mahindra Bank Ltd. (a)	32,400	742,623
Nu Holdings Ltd. (b)	464,800	3,588,256
Royal Bank of Canada	681,500	75,032,324
Starling Bank Ltd. Series D (a)(c)(d)	2,287,995	7,087,263
The Toronto-Dominion Bank	874,000	69,345,327
Wells Fargo & Co.	1,067,500	51,731,050
		685,587,996
Capital Markets - 4.6%
Ameriprise Financial, Inc.	128,000	38,446,080
BlackRock, Inc. Class A	139,300	106,448,881
Brookfield Asset Management, Inc. (Canada) Class A	459,400	25,973,197
Charles Schwab Corp.	2,048,900	172,742,759
CME Group, Inc.	29,700	7,064,442
Coinbase Global, Inc. (a)	69,264	13,150,463
Goldman Sachs Group, Inc.	197,400	65,161,740
Intercontinental Exchange, Inc.	63,900	8,442,468
Moody's Corp.	143,000	48,249,630
Morgan Stanley	2,667,300	233,122,020
MSCI, Inc.	291,428	146,553,313
Nordnet AB	170,000	3,073,683
Raymond James Financial, Inc.	324,000	35,610,840
S&P Global, Inc.	252,500	103,570,450
		1,007,609,966
Consumer Finance - 0.9%
American Express Co.	277,300	51,855,100
Capital One Financial Corp.	873,200	114,642,428
Discover Financial Services	405,928	44,729,206
		211,226,734
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. Class B (a)	2,380,188	839,992,147
Insurance - 1.5%
Admiral Group PLC	711,631	23,959,797
American International Group, Inc.	767,111	48,151,557
Aon PLC	8,500	2,767,855
Arthur J. Gallagher & Co.	250,900	43,807,140
Brookfield Asset Management Reinsurance Partners Ltd.	2,671	152,485
Chubb Ltd.	343,300	73,431,870
Fairfax Financial Holdings Ltd. (sub. vtg.)	8,100	4,419,024
Hartford Financial Services Group, Inc.	185,700	13,335,117
Intact Financial Corp.	80,400	11,879,765
Marsh & McLennan Companies, Inc.	25,800	4,396,836
Progressive Corp.	407,100	46,405,329
The Travelers Companies, Inc.	274,600	50,177,658
		322,884,433
TOTAL FINANCIALS		3,067,301,276
HEALTH CARE - 14.0%
Biotechnology - 2.2%
AbbVie, Inc.	594,407	96,359,319
Alnylam Pharmaceuticals, Inc. (a)	20,500	3,347,445
BioCryst Pharmaceuticals, Inc. (a)	48,726	792,285
Biohaven Pharmaceutical Holding Co. Ltd. (a)	8,624	1,022,548
BioNTech SE ADR (a)	8,000	1,364,480
Galapagos NV sponsored ADR (a)	104,200	6,462,484
Horizon Therapeutics PLC (a)	424,200	44,630,082
Idorsia Ltd. (a)(b)	209,683	4,182,087
Intellia Therapeutics, Inc. (a)	27,952	2,031,272
Regeneron Pharmaceuticals, Inc. (a)	343,725	240,064,415
Vertex Pharmaceuticals, Inc. (a)	286,556	74,782,519
Zai Lab Ltd. (a)	436,170	1,985,736
		477,024,672
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	172,371	20,401,832
DexCom, Inc. (a)	3,242	1,658,607
Edwards Lifesciences Corp. (a)	920,428	108,352,784
Envista Holdings Corp. (a)	187,753	9,145,449
IDEXX Laboratories, Inc. (a)	23,263	12,726,257
Intuitive Surgical, Inc. (a)	480,260	144,884,837
ResMed, Inc.	144,900	35,139,699
Sonova Holding AG	38,205	16,025,386
		348,334,851
Health Care Providers & Services - 5.1%
AmerisourceBergen Corp.	90,700	14,032,197
Anthem, Inc.	71,800	35,269,596
Cano Health, Inc. (a)	234,980	1,492,123
Centene Corp. (a)	43,152	3,632,967
CVS Health Corp.	28,900	2,924,969
dentalcorp Holdings Ltd. (a)	337,000	4,094,733
Guardant Health, Inc. (a)	72,900	4,828,896
HCA Holdings, Inc.	392,027	98,249,807
Henry Schein, Inc. (a)	46,600	4,063,054
Laboratory Corp. of America Holdings	197,600	52,099,216
McKesson Corp.	8,400	2,571,492
Molina Healthcare, Inc. (a)	12,700	4,236,593
Option Care Health, Inc. (a)	327,300	9,347,688
P3 Health Partners, Inc. (c)	267,397	2,091,045
Tenet Healthcare Corp. (a)	467,500	40,186,300
UnitedHealth Group, Inc.	1,655,240	844,122,743
		1,123,243,419
Health Care Technology - 0.0%
Doximity, Inc.	149,700	7,797,873
Life Sciences Tools & Services - 2.4%
Bio-Rad Laboratories, Inc. Class A (a)	1,182	665,738
Charles River Laboratories International, Inc. (a)	23,000	6,531,310
Danaher Corp.	996,063	292,175,160
Eurofins Scientific SA	90,730	9,024,272
Mettler-Toledo International, Inc. (a)	9,400	12,907,986
Thermo Fisher Scientific, Inc.	243,668	143,922,504
Veterinary Emergency Group LLC Class A (c)(d)(f)	146,054	7,649,403
Waters Corp. (a)	81,436	25,276,920
West Pharmaceutical Services, Inc.	61,600	25,299,736
		523,453,029
Pharmaceuticals - 2.7%
AstraZeneca PLC sponsored ADR	59,400	3,940,596
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (e)	61,118	2,156,043
Bristol-Myers Squibb Co.	365,400	26,685,162
Eli Lilly & Co.	1,197,734	342,995,086
Intra-Cellular Therapies, Inc. (a)	50,800	3,108,452
Johnson & Johnson	79,400	14,072,062
Merck & Co., Inc.	803,300	65,910,765
Nuvation Bio, Inc. (a)	256,585	1,349,637
Pfizer, Inc.	315,400	16,328,258
Roche Holding AG (participation certificate)	36,650	14,501,007
Royalty Pharma PLC	626,638	24,413,816
UCB SA	25,800	3,095,299
Zoetis, Inc. Class A	439,196	82,827,974
		601,384,157
TOTAL HEALTH CARE		3,081,238,001
INDUSTRIALS - 4.0%
Aerospace & Defense - 0.3%
Lockheed Martin Corp.	47,300	20,878,220
Northrop Grumman Corp.	76,200	34,078,164
Space Exploration Technologies Corp. Class A (a)(c)(d)	82,000	4,592,000
TransDigm Group, Inc. (a)	6,100	3,974,394
		63,522,778
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	748,400	160,501,864
Zipline International, Inc. (c)(d)	50,479	1,817,244
		162,319,108
Airlines - 0.2%
Joby Aviation, Inc. (a)	136,490	903,564
Southwest Airlines Co. (a)	727,857	33,335,851
		34,239,415
Building Products - 0.8%
Builders FirstSource, Inc. (a)	425,000	27,429,500
Carrier Global Corp.	1,004,100	46,058,067
Fortune Brands Home & Security, Inc.	415,692	30,877,602
Toto Ltd.	697,800	28,024,059
Trane Technologies PLC	225,900	34,494,930
		166,884,158
Commercial Services & Supplies - 0.1%
Aurora Innovation, Inc. (a)	147,689	825,582
Cintas Corp.	25,525	10,858,080
Clean TeQ Water Pty Ltd. (a)	3,117	1,404
Copart, Inc. (a)	118,300	14,843,101
GFL Environmental, Inc.	78,500	2,554,390
		29,082,557
Construction & Engineering - 0.1%
Quanta Services, Inc.	118,872	15,644,744
Electrical Equipment - 0.0%
AMETEK, Inc.	80,000	10,654,400
Industrial Conglomerates - 0.6%
General Electric Co.	896,577	82,036,796
Roper Technologies, Inc.	121,800	57,517,614
		139,554,410
Machinery - 0.5%
AutoStore Holdings Ltd.	126,800	464,202
Deere & Co.	59,300	24,636,778
Ingersoll Rand, Inc.	233,200	11,741,620
Otis Worldwide Corp.	803,700	61,844,715
PACCAR, Inc.	40,600	3,575,642
		102,262,957
Professional Services - 0.0%
Equifax, Inc.	25,060	5,941,726
Verisk Analytics, Inc.	6,200	1,330,706
		7,272,432
Road & Rail - 0.7%
Canadian Pacific Railway Ltd.	374,600	30,917,272
J.B. Hunt Transport Services, Inc.	97,100	19,496,709
Old Dominion Freight Lines, Inc.	221,700	66,217,356
Union Pacific Corp.	102,700	28,058,667
		144,690,004
Trading Companies & Distributors - 0.0%
Ferguson PLC	27,700	3,777,085
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. (c)(d)	546,000	4,222,948
TOTAL INDUSTRIALS		884,126,996
INFORMATION TECHNOLOGY - 32.5%
Communications Equipment - 0.1%
Arista Networks, Inc. (a)	90,000	12,508,200
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	2,527,496	190,446,824
CDW Corp.	53,700	9,606,393
Keysight Technologies, Inc. (a)	148,100	23,395,357
Samsung SDI Co. Ltd.	4,002	1,943,475
		225,392,049
IT Services - 2.9%
Accenture PLC Class A	673,497	227,123,393
Adyen BV (a)(e)	18,721	37,080,589
Affirm Holdings, Inc. (a)(b)	29,200	1,351,376
Cloudflare, Inc. (a)	295,853	35,413,604
Cognizant Technology Solutions Corp. Class A	183,100	16,418,577
EPAM Systems, Inc. (a)	41,000	12,161,010
MasterCard, Inc. Class A	315,540	112,767,685
MongoDB, Inc. Class A (a)	100,650	44,647,334
Shopify, Inc. Class A (a)	26,500	17,921,813
Snowflake, Inc. (a)	22,700	5,201,251
Visa, Inc. Class A	625,000	138,606,250
		648,692,882
Semiconductors & Semiconductor Equipment - 8.9%
Advanced Micro Devices, Inc. (a)	1,269,939	138,855,130
Analog Devices, Inc.	224,739	37,122,388
Applied Materials, Inc.	148,500	19,572,300
ASML Holding NV	107,900	72,069,647
Broadcom, Inc.	231,400	145,707,952
KLA Corp.	235,000	86,024,100
Lam Research Corp.	219,851	118,194,096
Lattice Semiconductor Corp. (a)	93,500	5,698,825
Marvell Technology, Inc.	1,335,300	95,754,363
Micron Technology, Inc.	16,100	1,254,029
Monolithic Power Systems, Inc.	6,050	2,938,364
NVIDIA Corp.	3,150,940	859,765,488
NXP Semiconductors NV	371,300	68,720,204
onsemi (a)	806,100	50,469,921
Qualcomm, Inc.	1,245,617	190,355,190
Semtech Corp. (a)	185,789	12,882,609
Silergy Corp.	8,000	938,645
SiTime Corp. (a)	5,410	1,340,706
Synaptics, Inc. (a)	256,674	51,206,463
Texas Instruments, Inc.	80,000	14,678,400
		1,973,548,820
Software - 13.5%
Adobe, Inc. (a)	367,853	167,601,184
Atlassian Corp. PLC (a)	550,248	161,679,370
Bill.Com Holdings, Inc. (a)	25,500	5,783,145
Cadence Design Systems, Inc. (a)	359,111	59,059,395
Check Point Software Technologies Ltd. (a)	44,000	6,083,440
Clear Secure, Inc. (b)	82,100	2,206,848
Confluent, Inc. (b)	31,000	1,271,000
Datadog, Inc. Class A (a)	189,700	28,733,859
Dynatrace, Inc. (a)	45,990	2,166,129
Epic Games, Inc. (a)(c)(d)	18,849	13,272,335
Fortinet, Inc. (a)	346,900	118,549,606
HubSpot, Inc. (a)	560	265,966
Intuit, Inc.	161,632	77,719,131
KnowBe4, Inc. (a)	283,700	6,530,774
Microsoft Corp.	5,998,700	1,849,459,194
Monday.com Ltd. (b)	12,548	1,983,462
Palo Alto Networks, Inc. (a)	15,900	9,897,909
Qualtrics International, Inc. (a)	47,900	1,367,545
Salesforce.com, Inc. (a)	1,605,738	340,930,292
SentinelOne, Inc. (b)	54,085	2,095,253
ServiceNow, Inc. (a)	165,302	92,055,031
Stripe, Inc. Class B (a)(c)(d)	74,500	2,753,520
Synopsys, Inc. (a)	74,000	24,661,980
Tanium, Inc. Class B (a)(c)(d)	350,002	4,343,525
Tenable Holdings, Inc. (a)	10,628	614,192
		2,981,084,085
Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	7,548,500	1,318,043,585
Dell Technologies, Inc.	399,600	20,055,924
		1,338,099,509
TOTAL INFORMATION TECHNOLOGY		7,179,325,545
MATERIALS - 2.8%
Chemicals - 0.7%
CF Industries Holdings, Inc.	107,600	11,089,256
Corteva, Inc.	21,600	1,241,568
LyondellBasell Industries NV Class A	300,000	30,846,000
Nutrien Ltd.	62,800	6,530,572
Sherwin-Williams Co.	375,235	93,666,161
The Mosaic Co.	61,100	4,063,150
Westlake Corp.	71,356	8,805,330
		156,242,037
Metals & Mining - 2.1%
Agnico Eagle Mines Ltd. (Canada)	19,600	1,199,376
ArcelorMittal SA Class A unit GDR	38,700	1,238,787
Barrick Gold Corp. (Canada)	1,058,509	25,959,994
Cleveland-Cliffs, Inc. (a)	417,600	13,450,896
First Quantum Minerals Ltd.	16,100	557,380
Franco-Nevada Corp.	749,600	119,286,025
Freeport-McMoRan, Inc.	2,905,700	144,529,518
Glencore Xstrata PLC	591,100	3,846,116
Ivanhoe Mines Ltd. (a)	77,100	719,103
MP Materials Corp. (a)(b)	24,503	1,405,002
Newmont Corp.	287,900	22,873,655
Novagold Resources, Inc. (a)	62,678	482,813
Nucor Corp.	467,187	69,447,348
Steel Dynamics, Inc.	609,100	50,817,213
Stelco Holdings, Inc.	53,915	2,242,164
Sunrise Energy Metals Ltd. (a)	6,234	11,442
		458,066,832
TOTAL MATERIALS		614,308,869
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Equity Commonwealth (a)	225,200	6,352,892
Prologis (REIT), Inc.	665,400	107,448,792
Welltower, Inc.	26,700	2,566,938
		116,368,622
UTILITIES - 0.6%
Electric Utilities - 0.6%
Constellation Energy Corp.	65,700	3,695,625
Exelon Corp.	109,300	5,205,959
NextEra Energy, Inc.	1,299,500	110,080,645
Southern Co.	59,842	4,339,143
		123,321,372
TOTAL COMMON STOCKS (Cost $10,517,494,054)		21,384,816,648

Preferred Stocks - 0.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.3%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series E(c)(d)	27,000	1,668,449
Series F(c)(d)	85,531	5,285,337
		6,953,786
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	52,367	501,875
Series C(a)(c)(d)	206,059	1,974,828
Series D(c)(d)	277,030	2,655,000
		5,131,703
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (c)(d)	2,500	1,376,561

Internet & Direct Marketing Retail - 0.0%
GoBrands, Inc.:
Series G(c)(d)	5,376	2,187,548
Series H(c)(d)	6,820	2,775,126
		4,962,674
TOTAL CONSUMER DISCRETIONARY		11,470,938

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (c)(d)	22,172	1,058,935

HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)	515,200	1,859,357

Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E(a)(c)(d)	229,170	4,177,769
Series F(c)(d)	6,800	123,964
Somatus, Inc. Series E (c)(d)	1,539	1,342,985
		5,644,718
TOTAL HEALTH CARE		7,504,075

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Relativity Space, Inc. Series E (c)(d)	208,655	4,394,274
Space Exploration Technologies Corp. Series N (a)(c)(d)	39,568	22,158,080
		26,552,354
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series E (a)(c)(d)	132,331	4,763,916

TOTAL INDUSTRIALS		31,316,270

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.0%
ByteDance Ltd. Series E1 (a)(c)(d)	60,761	8,947,057

Software - 0.1%
Nuro, Inc.:
Series C(a)(c)(d)	305,791	6,374,434
Series D(c)(d)	63,961	1,333,313
Stripe, Inc. Series H (c)(d)	30,400	1,123,584
Tenstorrent, Inc. Series C1 (c)(d)	32,500	2,438,800
		11,270,131
TOTAL INFORMATION TECHNOLOGY		20,217,188

TOTAL CONVERTIBLE PREFERRED STOCKS		78,521,192
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series E (c)	103,462	2,380,081

ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleo Brasileiro SA - Petrobras sponsored ADR	789,900	11,690,520

TOTAL NONCONVERTIBLE PREFERRED STOCKS		14,070,601
TOTAL PREFERRED STOCKS (Cost $69,700,652)		92,591,793

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(h) (Cost $1,810,000)	1,810,000	1,810,000

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.31% (i)	626,958,743	627,084,134
Fidelity Securities Lending Cash Central Fund 0.31% (i)(j)	23,601,014	23,603,375
TOTAL MONEY MARKET FUNDS (Cost $650,682,600)		650,687,509

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $11,239,687,306)	22,129,905,950
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(71,835,071)
NET ASSETS - 100.0%	22,058,070,879

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $154,004,280 or 0.7% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $43,356,442 or 0.2% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bowery Farming, Inc. Series C1	5/18/21	1,335,847
ByteDance Ltd. Series E1	11/18/20	6,657,837
Circle Internet Financial Ltd. Series E	5/11/21	1,679,200
Delhivery Private Ltd.	5/20/21	2,665,156
Discord, Inc. Series I	9/15/21	1,376,561
ElevateBio LLC Series C	3/09/21	2,161,264
Epic Games, Inc.	7/13/20 - 7/30/20	10,838,175
Fanatics, Inc. Class A	8/13/20 - 12/15/21	7,999,410
GoBrands, Inc. Series G	3/02/21	1,342,480
GoBrands, Inc. Series H	7/22/21	2,649,506
Lyra Health, Inc. Series E	1/14/21	2,098,418
Lyra Health, Inc. Series F	6/04/21	106,790
Nuro, Inc. Series C	10/30/20	3,991,979
Nuro, Inc. Series D	10/29/21	1,333,313
P3 Health Partners, Inc.	5/25/21	2,673,970
Rad Power Bikes, Inc.	1/21/21	1,937,611
Rad Power Bikes, Inc. Series A	1/21/21	252,610
Rad Power Bikes, Inc. Series C	1/21/21	993,996
Rad Power Bikes, Inc. Series D	9/17/21	2,655,000
Reddit, Inc. Series E	5/18/21	1,146,803
Reddit, Inc. Series F	8/11/21	5,285,337
Relativity Space, Inc. Series E	5/27/21	4,764,658
Somatus, Inc. Series E	1/31/22	1,342,985
Space Exploration Technologies Corp. Class A	2/16/21	3,443,918
Space Exploration Technologies Corp. Series N	8/04/20	10,683,360
Starling Bank Ltd. Series D	6/18/21	4,090,673
Stripe, Inc. Class B	5/18/21	2,989,564
Stripe, Inc. Series H	3/15/21	1,219,800
Tanium, Inc. Class B	9/18/20	3,988,343
Tenstorrent, Inc. Series C1	4/23/21	1,932,265
Tenstorrent, Inc. 0%	4/23/21	1,810,000
Veterinary Emergency Group LLC Class A	9/16/21 - 3/17/22	5,348,448
Zipline International, Inc.	10/12/21	1,817,244
Zipline International, Inc. Series E	12/21/20	4,317,881
Zomato Ltd.	12/09/20 - 2/05/21	2,407,613

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.31%	382,874,841	1,359,697,434	1,115,488,141	160,551	-	-	627,084,134	1.2%
Fidelity Securities Lending Cash Central Fund 0.31%	52,611,950	47,229,553	76,238,128	44,684	-	-	23,603,375	0.1%
Total	435,486,791	1,406,926,987	1,191,726,269	205,235	-	-	650,687,509

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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